OTHER CURRENT AND NON-CURRENT NON-FINANCIAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
OTHER CURRENT AND NON-CURRENT NON-FINANCIAL ASSETS
Schedule of composition of non-financial assets

	Balance
	Current		Non-current
Other non-financial assets	12.31.2022	12.31.2021	12.31.2022	12.31.2021
	ThCh$	ThCh$	ThCh$	ThCh$
Prepaid expenses	6,059,201	7,860,112	1,074,940	1,254,775
Tax credit remainder (1)	905,826	2,022,493	40,922,425	52,746,937
Judicial deposits	—	—	15,723,829	15,259,876
Others (2)	19,991,973	4,836,499	1,951,072	1,600,028
Total	26,957,000	14,719,104	59,672,266	70,861,616
(1)	(a) In November 2006, Rio de Janeiro Refrescos Ltda. (“RJR”) filed a court order No. 0021799-23.2006.4.02.5101 seeking recognition of the right to exclude ICMS (Tax on Commerce and Services) from the PIS (Program of Social Integration) and COFINS (Contribution for the Financing of Social Security) calculation base, as well as recognition of the right to obtain reimbursement of amounts unduly collected since November 14, 2001, duly restated using the Selic interest rate. On May 20, 2019, the ruling favoring RJR became final, allowing the recovery of amounts overpaid from November 14, 2001 to August 2017. It is worth noting that in September 2017, RJR had already obtained a Security Mandate, which granted it the right to exclude, from that date, the ICMS from the PIS and COFINS calculation base.

The company took steps to assess the total amount of the credit at issue for the period of unduly collection of taxes from November 2001 to August 2017, totaling approximately CLP 100,550 million (CLP 92,783 million at December 2021) (BRL 613 million, of which BRL 370 million corresponds to capital and BRL 243 million to interest and monetary restatement. These amounts were recorded as of December 31, 2019. In addition, the company acknowledged the indirect costs (attorneys’ fees, consulting, auditing, indirect taxes and other obligations) resulting from the recognition of the right acquired in court, totaling BRL 175 million.

The payment of income tax occurs when liquidating the credit, therefore the respective deferred tax liability recorded was CLP 24,276 million (BRL 148 million). Amounts already offset until December 31, 2022 were CLP 92,841 million (BRL 566 million).

Companhia de Bebidas Ipiranga (“CBI”) acquired in September 2013, also filed a court order No. 0014022-71.2000.4.03.6102 in order to recognize the same issue as the one previously described for RJR. In September 2019, the ruling favoring CBI became final, allowing the recovery of the amounts overpaid from September 12, 1989 to December 1, 2013 (date when CBI was incorporated by RJR). CBI’s credit will be generated in the name of RJR, however, pursuant to the contractual clause (“Subscription Agreement for Shares and Exhibits”), as soon as collected by RJR, this payment should be immediately paid to former CBI shareholders (supervention favoring former CBI shareholders). Based on supporting documents found, for the August 1993-November 2013 period, the amount of credits related to this process have been calculated and totaled CLP 27,229 million (BRL 166 million, of which BRL 86 million corresponds to capital and BRL 84 million correspond to interest and monetary restatement), from this amount, CLP 1,148 million (BRL 7 million) must be deducted from indirect taxes, thus generating an account payable to former shareholders for CLP 27,229 million (CLP 25,125 million at December 2021) (BRL 156 billion) and a government receivables related to credits for that same amount. It is worth mentioning that for the September 1989-July 1993 period, the Company did not account the credit due to the lack of supporting documents.

(2)	Other non-financial assets are mainly composed of advances to suppliers.